CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 77,125,859	$ 33,157,356
Trade and other receivables	977,286	2,302,010
Prepayments	674,324	6,071,735
Inventories	0	16,920
Total Current Assets	78,777,469	41,548,021
Non-Current Assets
Property, plant and equipment	15,928,667	7,773,812
Intangible assets	14,148,456	0
Exploration and evaluation assets	6,530,704	6,114,061
Security deposits and bonds	445,036	0
Total Non-Current Assets	37,052,863	13,887,873
TOTAL ASSETS	115,830,332	55,435,894
Current Liabilities
Trade and other payables	6,096,890	2,317,830
Loans and borrowings	577,169	445,755
Provisions	0	287,796
Total Current Liabilities	6,674,059	3,051,381
Non-Current Liabilities
Loans and borrowings	3,613,870	1,044,918
Total Non-Current Liabilities	3,613,870	1,044,918
TOTAL LIABILITIES	10,287,929	4,096,299
NET ASSETS	105,542,403	51,339,595
EQUITY
Contributed equity	194,791,435	112,959,638
Reserves	869,889	12,262,007
Accumulated losses	(90,118,921)	(73,882,050)
TOTAL EQUITY	$ 105,542,403	$ 51,339,595